Loan Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Loan Payable

NOTE 6 - LOAN PAYABLE

On June 5, 2015, the Company entered into a five-year loan agreement totaling $36,100. The loan carries an interest rate of 10.25%. During the year ended December 31, 2017 the Company repaid $6,789 of the principal and the remaining balance is $20,343, of which $7,520 is recorded as a current note payable.

Year Ending December 31,	Amount

2018	$7,520
2019	8,328
2020	4,495
$20,343